Share Capital - Summary of Ordinary Shares (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Opening Balance	€ 300,806	€ 290,826	€ 250,395
Issue of equity			117,215
Closing Balance	165,628	300,806	290,826
Share premium [member]
Disclosure of classes of share capital [line items]
Opening Balance	€ 0	137,285	70,161
Closing Balance		€ 0	€ 137,285
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Opening Balance Issued and paid (Shares)	0	371,386	289,165
Opening Balance	€ 0	€ 339,259	€ 289,165
Ending Balance Issued and paid (Shares)		0	371,386
Closing Balance		€ 0	€ 339,259
Series B Preferred Stock [Member] | Share premium [member]
Disclosure of classes of share capital [line items]
Opening Balance		€ 143,739
Issue of equity			67,124
Closing Balance			€ 143,739
Series B Preferred Stock [Member] | Ordinary shares [member]
Disclosure of classes of share capital [line items]
Opening Balance Issued and paid (Shares)		389,955
Opening Balance		€ 357,828
Increase (decrease) in number of shares outstanding		18,569,000	50,091
Issue of equity		€ 18,569	€ 50,091
Ending Balance Issued and paid (Shares)			389,955
Closing Balance			€ 357,828
Series B Preferred Stock [Member] | Ordinary shares [member] | Share premium [member]
Disclosure of classes of share capital [line items]
Issue of equity		€ 6,454
Class B Nonvoting [Member] | Share premium [member]
Disclosure of classes of share capital [line items]
Issue of equity			€ 0
Class B Nonvoting [Member] | Ordinary shares [member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding			32,130,000
Issue of equity			€ 3
Conversion from FFG Shares to LGHL ordinary shares at 0.26926188 [Member] | LGHL ordinary shares [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding		105,000,000
Conversion from FFG Shares to LGHL ordinary shares at 0.26926188 [Member] | LGHL ordinary shares [Member] | Share premium [member]
Disclosure of classes of share capital [line items]
Issue of equity		€ 143,739
Exchange of LGHL ordinary shares as part of Reverse Recapitalization [Member] | Share premium [member]
Disclosure of classes of share capital [line items]
Issue of equity		€ (143,739)
Exchange of LGHL ordinary shares as part of Reverse Recapitalization [Member] | Ordinary shares [member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding		(105,000,000)